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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21623


                            Pioneer Equity Opportunity Fund
		(Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Equity Opportunity Fund
          SCHEDULE OF INVESTMENTS  8/31/2007 (unaudited)

Shares                                                          Value

          COMMON STOCKS - 97.9 %
          Energy - 7.0 %
          Oil & Gas Exploration & Production - 1.1 %
13,190    Parallel Petroleum Corp. *                         $  233,331
16,630    Plains Exploration and Product * (b)                  624,124
                                                             $  857,455
          Oil & Gas Refining & Marketing - 5.9 %
28,650    Frontier Oil Corp.                                 $1,175,509
37,610    Tesoro Petroleum Corp.                              1,855,301
18,900    Valero Energy Corp.                                 1,294,839
62,350    Verenium Corp. * (b)                                  342,925
                                                             $4,668,574
          Total Energy                                       $5,526,029
          Materials - 7.4 %
          Construction Materials - 2.3 %
24,163    Texas Industries, Inc. (b)                         $1,781,296
          Diversified Chemical - 0.8 %
7,450     FMC Corp.                                          $  670,500
          Diversified Metals & Mining - 2.3 %
16,670    Freeport-McMoRan Copper & Gold, Inc. (Class B)     $1,457,291
131,300   Polyment Mining Corp. *                               393,900
                                                             $1,851,191
          Metal & Glass Containers - 0.4 %
12,580    Crown Cork & Seal Co., Inc. *                      $  302,172
          Specialty Chemicals - 1.6 %
16,980    Arch Chemicals, Inc.                               $  735,573
23,760    RPM, Inc.                                             537,926
                                                             $1,273,499
          Total Materials                                    $5,878,658
          Capital Goods - 17.1 %
          Aerospace & Defense - 2.4 %
8,949     Esterline Technologies Corp. *                     $  451,835
19,200    United Technologies Corp.                           1,432,896
                                                             $1,884,731
          Construction & Engineering - 0.8 %
19,420    KBR, Inc. *                                        $  637,753
          Construction & Farm Machinery & Heavy Trucks - 0.7 %
9,480     Oshkosh Truck Corp.                                $  548,797
          Electrical Component & Equipment - 9.3 %
19,975    AMETEK, Inc.                                       $  798,800
21,280    Belden CDT Inc,                                     1,034,421
23,000    Cooper Industries, Inc.                             1,176,910
40,760    General Cable Corp. *                               2,371,417
9,790     Rockwell International Corp.                          689,803
22,710    Thomas & Betts Corp. *                              1,257,907
                                                             $7,329,258
          Industrial Machinery - 3.1 %
31,870    Idex Corp.                                         $1,226,039
5,560     Kennametal, Inc.                                      448,470
19,510    Pall Corp.                                            743,916
                                                             $2,418,425
          Trading Companies & Distributors - 0.8 %
14,280    Wesco International, Inc. *                        $  679,585
          Total Capital Goods                                $13,498,549
          Commercial Services & Supplies - 0.5 %
          Office Services & Supplies - 0.5 %
7,100     Avery Dennison Corp. (b)                           $  424,509
          Total Commercial Services & Supplies               $  424,509
          Consumer Services - 1.6 %
          Casinos & Gaming - 1.6 %
33,650    International Game Technology                      $1,284,420
          Total Consumer Services                            $1,284,420
          Media - 1.4 %
          Advertising - 1.4 %
97,830    The Interpublic Group of Companies, Inc. * (b)     $1,071,239
          Total Media                                        $1,071,239
          Retailing - 1.2 %
          Department Stores - 1.2 %
6,510     Sears Holdings Corp. * (b)                         $  934,576
          Total Retailing                                    $  934,576
          Food & Drug Retailing - 1.0 %
          Drug Retail - 1.0 %
10,400    CVS Corp.                                          $  393,328
8,700     Walgreen Co.                                          392,109
                                                             $  785,437
          Total Food & Drug Retailing                        $  785,437
          Food Beverage & Tobacco - 2.1 %
          Tobacco - 2.1 %
21,480    Loews Corp. Carolina Group (b)                     $1,635,058
          Total Food Beverage & Tobacco                      $1,635,058
          Household & Personal Products - 1.8 %
          Household Products - 1.8 %
31,110    Church & Dwight Co., Inc.                          $1,397,772
          Total Household & Personal Products                $1,397,772
          Health Care Equipment & Services - 10.3 %
          Health Care Distributors - 0.4 %
8,270     Owens & Minor, Inc.                                $  329,973
          Health Care Equipment - 6.8 %
15,080    GEN-PROBE, Inc. *                                  $  965,422
37,030    Medtronic, Inc.                                     1,956,665
118,380   Thoratec Corp. *                                    2,446,915
                                                             $5,369,002
          Health Care Supplies - 3.1 %
11,640    Haemonetics Corp. *                                $  577,810
38,540    Inverness Medical Innovations, Inc. * (b)           1,855,316
                                                             $2,433,126
          Total Health Care Equipment & Services             $8,132,101
          Pharmaceuticals & Biotechnology - 11.5 %
          Biotechnology - 4.7 %
48,540    BioMarin Pharmaceutical, Inc. *                    $1,042,639
37,370    Mannkind Corp. * (b)                                  331,472
59,263    Vertex Pharmaceuticals, Inc. *                      2,308,886
                                                             $3,682,997
          Life Sciences Tools & Services - 6.8 %
6,710     Applera Corp. - Applied Biosystems Group           $  212,103
11,415    Bio-Rad Laboratories, Inc. *                          962,513
4,190     Millipore Corp. *                                     291,959
23,070    PerkinElmer, Inc.                                     632,349
14,670    Pharmaceutical Product Development, Inc.              513,890
50,830    Thermo Fisher Scientific, Inc. *                    2,756,511
                                                             $5,369,325
          Total Pharmaceuticals & Biotechnology              $9,052,322
          Banks - 0.8 %
          Regional Banks - 0.8 %
8,720     Zions Bancorporation                               $  615,632
          Total Banks                                        $  615,632
          Diversified Financials - 3.6 %
          Consumer Finance - 0.8 %
19,000    The First Marblehead Corp. (b)                     $  636,310
          Investment Banking & Brokerage - 2.8 %
18,410    INVESTMENT TECHNOLOGY GROUP, Inc. *                $  745,053
36,750    Lazard, Ltd.                                        1,473,307
                                                             $2,218,360
          Total Diversified Financials                       $2,854,670
          Insurance - 6.9 %
          Life & Health Insurance - 1.1 %
36,640    Unum Group                                         $  896,581
          Multi-Line Insurance - 1.4 %
12,470    Hartford Financial Services Group, Inc.            $1,108,708
          Property & Casualty Insurance - 3.9 %
35,900    Ambac Financial Group, Inc. (b)                    $2,255,238
13,130    MBIA, Inc. (b)                                        787,800
                                                             $3,043,038
          Reinsurance - 0.5 %
45,900    Ram Holdings, Ltd. *                               $  428,706
          Total Insurance                                    $5,477,033
          Real Estate - 0.4 %
          Mortgage Real Estate Investment Trust - 0.4 %
22,380    Annaly Capital Management, Inc.                    $  315,334
          Total Real Estate                                  $  315,334
          Technology Hardware & Equipment - 10.0 %
          Communications Equipment - 3.1 %
30,400    Cisco Systems, Inc. *                              $  970,368
9,550     CommScope, Inc. *                                     540,530
28,000    Nokia Corp. (A.D.R.)                                  920,640
                                                             $2,431,538
          Computer Hardware - 1.3 %
186,800   Sun Microsystems, Inc. *                           $1,001,248
          Electronic Equipment & Instruments - 5.6 %
53,910    Agilent Technologies, Inc. *                       $1,962,324
37,740    Amphenol Corp.                                      1,362,791
13,480    Itron, Inc. * (b)                                   1,144,452
                                                             $4,469,567
          Total Technology Hardware & Equipment              $7,902,353
          Semiconductors - 4.8 %
          Semiconductor Equipment - 1.5 %
42,457    FEI Co. *                                          $1,190,070
          Semiconductors - 3.3 %
75,820    Infineon Technologies AG *                         $1,182,841
56,380    Intel Corp.                                         1,451,785
100       Texas Instruments, Inc.                                 3,424
                                                             $2,638,050
          Total Semiconductors                               $3,828,120
          Utilities - 8.5 %
          Gas Utilities - 2.4 %
61,960    Southern Union Co.                                 $1,849,506
          Independent Power Producer & Energy Traders - 3.2 %
66,930    NRG Energy, Inc. * (b)                             $2,549,364
          Multi-Utilities - 2.9 %
40,910    NSTAR                                              $1,340,621
11,070    Public Service Enterprise Group, Inc.                 940,839
                                                             $2,281,460
          Total Utilities                                    $6,680,330
          TOTAL COMMON STOCKS
          (Cost  $69,680,286)                                $77,294,142
          EXCHANGE TRADED FUND - 1.1 %
          Materials - 1.1 %
          Precious Metals & Minerals - 1.1 %
23,260 Market Vectors Gold Miners Exchange Traded Fund (b)$ 874,576 Total Materials
          (Cost  $922,608)                                   $  874,576
Shares    TOTAL TEMPORARY CASH INVESTMENT
          Security Lending Collateral - 18.7 %
14,763,634Securities Lending Investment Fund, 5.33%          $14,763,634
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $14,763,634)                                $14,763,634
          TOTAL INVESTMENT IN SECURITIES - 117.7%
          (Cost  $85,366,528) (a)                            $92,932,352
          OTHER ASSETS AND LIABILITIES - (17.7)%             $(13,958,872)
          TOTAL NET ASSETS - 100.0%                          $78,973,480

(a) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $85,362,993 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost    $8,792,443

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value     (1,223,084)

          Net unrealized gain                                $7,569,359

(b)       At August 31, 2007, the following securities were out on loan:

Shares                         Security                         Value
35,495    Ambac Financial Group, Inc.                        $2,229,859
7,029     Avery Dennison Corp.                                 420,264
18,805    The First Marblehead Corp.                           629,780
83,266    The Interpublic Group of Companies, Inc. *           911,763
15,623    Inverness Medical Innovations, Inc. *                752,092
13,345    Itron, Inc. *                                       1,132,991
21,265    Loews Corp. Carolina Group                          1,618,692
36,303    Mannkind Corp. *                                     322,008
23,027    Market Vectors Gold Miners Exchange Traded Fund      866,967
12,967    MBIA, Inc.                                           778,020
66,122    NRG Energy, Inc. *                                  2,518,587
16,381    Plains Exploration and Product *                     614,779
6,445     Sears Holdings Corp. *                               925,244
23,728    Texas Industries, Inc.                              1,749,229
61,726    Verenium Corp. *                                     339,494
          Total                                              $15,809,769



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Opportunity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.